UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-22550
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock Preferred Partners LLC

======================= BlackRock Preferred Partners LLC =======================

PEAK6 ACHIEVEMENT FUND LTD.

Ticker:                      Security ID:  Private
Meeting Date: OCT 27, 2014   Meeting Type: Special
Record Date:  OCT 27, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Change the name of the Company to       For       For          Management
      Achievement Fund Ltd.
2     Adoption of an amended and restated     For       For          Management
      memorandum and articles of association
      of the Company to reflect the
      aforesaid proposed name to the Company

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Preferred Partners LLC

Date: August 26, 2015